Label	Element	Value
GMO Opportunistic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO OPPORTUNISTIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 45% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021, excluding transactions in U.S. Treasury Fund and other short-term investments, was 43% of the average value of its portfolio securities.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in securitized credit securities. Securitized credit securities include, but are not limited to, commercial and residential (non-agency and, typically to a lesser extent, agency) mortgage-backed securities, small balance commercial mortgages, collateralized loan obligations, collateralized debt obligations, and securities backed by pools of receivables in various industries. The interest rates for these securities may be fixed or variable. The Fund also may invest in other fixed-income instruments, including, without limitation, bonds and other similar instruments issued or guaranteed by the U.S. government and its agencies and instrumentalities, by non-U.S. governments and their agencies and instrumentalities and by private sector entities.
The Fund also may invest in the following: interest-only, principal-only, or inverse floating rate debt; mortgage dollar rolls; securities on a when-issued, delayed delivery or forward commitment basis through the “to-be-announced” market; mortgage loans; securities of any maturity or duration with fixed, floating, or variable rates; equity real estate investment trusts; securities of other investment companies (including other GMO Funds) that invest primarily in fixed income securities; corporate debt securities of any quality and maturity, including high-yield securities (also known as “junk bonds”); and securities that are not rated by any rating agency.
GMO utilizes both a top-down and bottom-up security selection approach. The Fund’s allocation of its assets into various asset classes within the fixed income market will depend on the views of GMO as to the best value relative to what is currently available in the market. In managing the Fund’s portfolio, GMO typically analyzes a variety of factors including, among others, maturity, yield and ratings information, opportunities for price appreciation, collateral quality, credit support, structure and market conditions. GMO may cause the Fund to sell investments if it determines that any of these factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. GMO attempts to diversify risks that arise from position sizes, sectors and geographies, ratings, duration, deal structure and collateral values, and seeks to limit risk of principal loss by causing the Fund to invest in securities or other instruments that it considers undervalued. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.
From time to time, the Fund may have some direct or indirect exposure to equities. The Fund may invest in securities of companies of any market capitalization, as well as in securities of any maturity, duration, or credit quality.
The Fund also may invest in exchange-traded funds (ETFs) and exchange-traded and over-the-counter (OTC) derivatives, including swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps and interest rate swaps), futures contracts, forward currency contracts, currency and interest rate options, swaptions (including credit default swaptions), reverse repurchase agreements, and repurchase agreements. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds. The Fund may, but is not required to, hedge part or all of its net foreign currency exposure into U.S. dollars.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
•
Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•
Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of below investment grade asset-based and mortgage-backed securities (including non-agency and unregistered asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, may result in increased delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

•
Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•
Focused Investment Risk – Investments focused in countries, regions, sectors, asset classes, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•
Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•
Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover, or may be delayed in recovering, margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

•
Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

•
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•
Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

•
Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

•
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

•
Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•
Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

•
Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class VI Shares1Years Ending December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
1 The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into the Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. Performance of the Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund immediately following the merger). From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund” and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Fund’s investment objective changed from “positive total return” to “capital appreciation and current income” and, in conjunction with a change in the Fund’s name from “GMO Debt Opportunities Fund” to “GMO Opportunistic Income Fund,” the Fund eliminated its name policy that required the Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Fund’s investment management fee increased from 0.25% to 0.40% of the Fund’s average daily net assets. Performance of the Fund for periods prior to January 1, 2017 reflects the Fund’s annual operating expenses during those periods, and would have been lower if the current management fee were in effect.
2 On December 21, 2015, GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 4.69% (3Q2012) Lowest Quarter: -4.05% (1Q2020) Year-to-Date (as of 3/31/21): 1.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns1,2Periods Ending December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
GMO Opportunistic Income Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%	[1]
Other expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	190
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 757
GMO Opportunistic Income Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.455%	[1]
Other expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	648
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	48
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	162
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	286
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 648
Annual Return 2012	rr_AnnualReturn2012	11.90%
Annual Return 2013	rr_AnnualReturn2013	5.76%
Annual Return 2014	rr_AnnualReturn2014	4.45%
Annual Return 2015	rr_AnnualReturn2015	1.67%
Annual Return 2016	rr_AnnualReturn2016	5.14%
Annual Return 2017	rr_AnnualReturn2017	6.41%
Annual Return 2018	rr_AnnualReturn2018	4.02%
Annual Return 2019	rr_AnnualReturn2019	3.83%
Annual Return 2020	rr_AnnualReturn2020	3.33%
1 Year	rr_AverageAnnualReturnYear01	3.33%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	4.54%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011	[2],[3]
GMO Opportunistic Income Fund | Class VI | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.63%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	2.91%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[2],[3]
GMO Opportunistic Income Fund | Class VI | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.96%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	2.78%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%	[2],[3]
GMO Opportunistic Income Fund | Class VI | Bloomberg Barclays U.S. Securitized Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	3.16%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011	[2],[3]
GMO Opportunistic Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%	[1]
Other expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	190
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 757
GMO Opportunistic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%	[1]
Other expenses	rr_Component3OtherExpensesOverAssets	0.20%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[4]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	924
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	410
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 924
1 Year	rr_AverageAnnualReturnYear01	3.10%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05		[2],[3]
10 Years	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2019	[2],[3]
GMO Opportunistic Income Fund | Class I | Bloomberg Barclays U.S. Securitized Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05		[2],[3]
10 Years	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2019	[2],[3]

[1]	Includes both management fee of 0.40% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	On December 21, 2015, GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.
[3]	The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into the Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. Performance of the Fund for periods prior to February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund immediately following the merger). From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund” and had the same investment objective and pursued substantially identical investment strategies as the Predecessor Fund. Effective January 1, 2017, the Fund’s investment objective changed from “positive total return” to “capital appreciation and current income” and, in conjunction with a change in the Fund’s name from “GMO Debt Opportunities Fund” to “GMO Opportunistic Income Fund,” the Fund eliminated its name policy that required the Fund to invest at least 80% of its assets in debt investments. Also effective January 1, 2017, the Fund’s investment management fee increased from 0.25% to 0.40% of the Fund’s average daily net assets. Performance of the Fund for periods prior to January 1, 2017 reflects the Fund’s annual operating expenses during those periods, and would have been lower if the current management fee were in effect.
[4]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.